Note G - Other Borrowed Funds (Details) - Other Borrowed Funds (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Other Borrowed Funds	$ 18,748	$ 14,285
Federal Home Loan Bank Advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Other Borrowed Funds	15,219	10,759
Promissory Notes [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Other Borrowed Funds	$ 3,529	$ 3,526